Related Parties (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party transaction, expenses	$ 3,100	$ 2,800	$ 2,800
Service Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses	25
Long term loan	257
Officers And Directors [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 500	$ 600